UNITED STATES
SECURITIES AND EXCHANGE
COMMISSION
Washington, D.C. 20549

Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:               September 30, 2008


Check here if Amendment [   ];   Amendment Number: ____
This Amendment (Check only one.):            [   ] is a restatement.
                                             [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
      Name:  Barclays Global Investors Canada Ltd
   Address:  Brookfield Place 161 Bay Street
             Suite 2500, PO Box 614
             Toronto Canada M5J2S1
		 Form 13F File Number: 028-06608

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

              Name: Warren Collier
              Title: Chief Operating Officer
              Phone: 416-643-4075


 Signature, Place, and Date of Signing:
 Warren Collier   Toronto, Canada   	November 14, 2008


    Report Type (Check only one.):

       [ ] 13F HOLDINGS REPORT.
       [X] 13F NOTICE.
       [ ] 13F COMBINATION REPORT.
List of Other Managers Reporting for this Manager:

Form 13F File Number       Name
028-12602                  Barclays Global Investors UK Holdings Limited